FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	$ 135,022	$ 208,992
Accounts receivable	5,885	4,476
Accounts payable and accrued liabilities	21,418	9,805
Lease liabilities	0	291
Financial liabilities, measured at amortized cost: | Accounts payable and accrued liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Accounts payable and accrued liabilities	21,418	9,805
Financial liabilities, measured at amortized cost: | Lease liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Lease liabilities		291
Financial assets, measured at fair value: | Cash
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	135,022	208,992
Financial assets, measured at amortized cost: | Accounts receivable
Disclosure of Financial Assets and Liabilities [Line Items]
Accounts receivable	$ 706	$ 42